UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	525 Bigham Knoll
		Jacksonville, OR  97530

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     April 27, 2010

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   45

FORM 13F INFORMATION TABLE VALUE TOTAL:   $108,877,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     3527    85492 SH       SOLE                    84637
ARCHER-DANIELS-MID             COM              039483102     2626    90868 SH       SOLE                    89998
AT&T INC                       COM              00206R102     2281    88286 SH       SOLE                    87396
BECTON DICKINSON               COM              075887109     2309    29326 SH       SOLE                    28996
BRISTOL MYERS SQUIBB CO        COM              110122108     2816   105461 SH       SOLE                   104381
CATERPILLAR INC                COM              149123101     3129    49788 SH       SOLE                    49288
CHEVRON CORP                   COM              166764100     3350    44177 SH       SOLE                    43777
CHUBB CORP COM                 COM              171232101     2860    55164 SH       SOLE                    54614
CONOCOPHILLIPS                 COM              20825C104     2215    43294 SH       SOLE                    42864
CONSOLIDATED EDISON COM        COM              209115104     3306    74229 SH       SOLE                    73479
DU PONT E I DE NEMOURS COM     COM              263534109     3251    87304 SH       SOLE                    86354
EMERSON ELECTRIC               COM              291011104     3039    60373 SH       SOLE                    59783
EXXON MOBIL CORP               COM              30231G102     3590    53591 SH       SOLE                    53186
HALLIBURTON                    COM              406216101     3126   103763 SH       SOLE                   102673
HOME DEPOT, INC.               COM              437076102     2649    81893 SH       SOLE                    81053
HONEYWELL INTL INC COM         COM              438516106     2380    52563 SH       SOLE                    51993
HUDSON CITY BANCORP COM        COM              443683107     2428   171372 SH       SOLE                   169682
INTEL CORP                     COM              458140100     2520   113044 SH       SOLE                   111719
INTERNATIONAL BUS MACH COM     COM              459200101     3796    29595 SH       SOLE                    29285
JOHNSON & JOHNSON              COM              478160104     2994    45913 SH       SOLE                    45453
KIMBERLY CLARK                 COM              494368103     2457    39071 SH       SOLE                    38661
MCGRAW-HILL                    COM              580645109      237     6650 SH       SOLE                     6650
MERCK & CO INC COM             COM              58933Y105     2579    69055 SH       SOLE                    68355
MONSANTO CO NEW COM            COM              61166W101     1467    20547 SH       SOLE                    20547
NATIONAL FUEL GAS              COM              636180101     3514    69512 SH       SOLE                    68812
NORDSTROM                      COM              655664100     3268    80011 SH       SOLE                    79221
NUCOR CORP COM                 COM              670346105     2455    54107 SH       SOLE                    53572
PEPSICO INC                    COM              713448108     2951    44608 SH       SOLE                    44168
PFIZER INC                     COM              717081103      243    14162 SH       SOLE                    14162
PNC FINL SVCS GROUP COM        COM              693475105      356     5960 SH       SOLE                     5960
PUBLIC SVC ENTERPRISE COM      COM              744573106      265     8990 SH       SOLE                     8990
SYSCO CORP                     COM              871829107     2349    79613 SH       SOLE                    78653
TEXAS INSTRUMENTS              COM              882508104     3106   126931 SH       SOLE                   125631
UNION PACIFIC                  COM              907818108     2727    37202 SH       SOLE                    36782
UNITED TECHNOLOGIES            COM              913017109     3430    46595 SH       SOLE                    46135
VERIZON COMMUNICATIONS INC     COM              92343V104     2686    86601 SH       SOLE                    85746
ISHARES TR HIGH YLD CORP       OTHER            464288513     1426    16141 SH       SOLE                    16141
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827     1593    19914 SH       SOLE                    19914
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835     1607    20289 SH       SOLE                    20289
VANGUARD INDEX FDS REIT ETF    OTHER            922908553     1428    29266 SH       SOLE                    29266
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588     2558    62568 SH       SOLE                    62568
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315     1788    34107 SH       SOLE                    34107
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794     2610    57381 SH       SOLE                    57381
WISDOMTREE TRUST MDCP EARN FUN OTHER            97717W570     1874    39665 SH       SOLE                    39665
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562     1709    38438 SH       SOLE                    38438